Deposits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2013 USD ($) Customer	Jun. 30, 2015 USD ($)
Schedule Of Deposits [Line Items]
Time deposits greater than or equal to $100,000	$ 85,302,000	$ 86,491,000
Aggregate deposits	206,207,000	$ 138,063,000	$ 227,872,000
Brokered certificates of deposits	$ 48,935,000
Average weighted rate	0.81%
Customer [Member]
Schedule Of Deposits [Line Items]
Number of customers | Customer	1	2
Aggregate deposits	$ 66,411,000	$ 72,250,000
Percentage of bank deposits	7.00%	11.00%